FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Securities pledged as collateral (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 2,651,162	$ 1,121,219
Investments pledged as collateral in money market
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	2,261,316	890,116
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Less than 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	59,803	49,591
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Between 3 and 6 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	287,816
Investments pledged as collateral in money market | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	1,742,072	709,439
Investments pledged as collateral in money market | Securities issued by foreign governments | Between 6 and 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	89,245
Investments pledged as collateral in money market | Securities issued by foreign governments | Greater 12 months | Bonds
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	82,380	131,086
Investments pledged as collateral in derivative operations
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	389,846	231,103
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Less than 3 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	49,624	114,060
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Between 6 and 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral	$ 340,222	8,150
Investments pledged as collateral in derivative operations | Securities issued by the Colombian Government | Greater 12 months | TES-Treasury instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		101,229
Investments pledged as collateral in derivative operations | Equity securities listed in stock market | Permanent | Stocks
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total securities pledged as collateral		$ 7,664